Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service costs	$ 3,484	$ 4,515	$ 2,729
Sales and marketing	1,228	897
General and administrative	16	43
Total	$ 4,728	$ 5,455	$ 2,729